SCHEDULE OF COMPUTATION OF DILUTED WEIGHTED AVERAGE SHARES OF COMMON STOCK OUTSTANDING (Details) - Gravitics Inc [Member] - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	17,423,605	12,648,840	17,423,605	12,648,840	12,269,949	12,548,844
Redeemable Convertible Preferred Stock [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	10,118,115	4,185,420	10,118,115	4,185,420	4,185,420	4,185,420
Unvested Restricted Stock Awards [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	22,500	1,570,260	22,500	1,570,260	299,823	1,927,741
Share-Based Payment Arrangement, Option [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	2,451,564	2,688,294	2,451,564	2,688,294	2,688,294	2,920,881
Service Provider Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	958,920		958,920
Contingently Service Provider Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	3,835,684		3,835,684
Placement Agent Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares	36,822		36,822
Convertible Promissory Notes [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares		1,102,641		1,102,641	1,077,168	904,786
SAFE [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares		1,596,616		1,596,616	1,518,594	1,005,335
Secured Promissory Note Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares		1,505,609		1,505,609
Common Stock Warrants [Member]
ScheduleOfComputationOfDilutedWeightedAverageSharesOfCommonStockOutstandingAbstractLineItems [Line Items]
Total potentially dilutive shares					2,500,650	1,604,681